Cover	Oct. 24, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Introductory Note This Amendment No. 1 to the Current Report on Form 8-K amends the Current Report on Form 8-K filed by Advent Technologies Holdings, Inc. (“Advent” or the “Company”) on October 24, 2024 regarding the termination of Vassilios Gregoriou as Chief Executive Officer and Active Chief Financial Officer of the Company to clarify that Mr. Gregoriou was also removed from the Company’s Board of Directors as of the date of his termination from the Company.
Document Period End Date	Oct. 24, 2024
Entity File Number	001-38742
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Central Index Key	0001744494
Entity Tax Identification Number	83-0982969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5637 La Ribera St.
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94550
City Area Code	(925)
Local Phone Number	455-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $345.00
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $345.00
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ